COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2021
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

18.1 Other operating commitments

In March 2021, the Group signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Group will purchase 24,000 Antminer S19j Bitcoin mining machines, which are scheduled to deliver starting from November 2021, for a total consideration of US$82.8 million payable in installments according to the agreed time schedule. The Group has made installment payments of US$19.0 million as of June 30, 2021.

In October 2016, the Group raised RMB57.5 million (US$8.8 million) for the development of CrossFire New Mobile Game. Under this fundraising arrangement, the Group will share certain percentages of revenues from CrossFire New Mobile Game to investors providing funding to the Group. The Group is obligated to pay an amount of US$2.0 million within 30 days after commercial launch date of the game to Smilegate as minimum guarantee for royalty. In April 2020, Inner Mongolia Culture Assets and Equity Exchange filed a civil claim against Wuxi Qudong and Shanghai IT based on the cooperation agreement entered in September 2016. Inner Mongolia Culture Assets and Equity Exchange claims to request a refund of RMB57.5 million (US$8.8 million) which the Group has previously raised to finance the early phase development of CrossFire New Mobile Game and the interest compensation on the fund raised amounting to RMB4.6 million (US$0.7 million). In October 20, 2020, Intermediate Court of Changsha City, Hunan Province issued a decision to reject all claims against the Group. As of June 30, 2021, Inner Mongolia Culture Assets and Equity Exchange did not appeal against the sentence of the court in the period granted and no further claim filed by Inner Mongolia Culture Assets and Equity Exchange against the Group.

In June 2017, Shanghai IT entered into an investment agreement with the shareholders of Beijing Ti Knight where Shanghai IT will invest a total of RMB9.0 million (US$1.4 million) in Beijing Ti Knight. As of December 31, 2020, Shanghai IT has invested RMB4.9 million (US$0.8 million) and has a remaining capital contribution commitment amounting to RMB4.1 million (US$0.6 million). Shanghai IT’s purchase commitment amounting to RMB6.8 million (US$1.0 million) for the outsourcing development agreement entered on October 9, 2016 with Beijing Ti Knight will be waived if Shanghai IT’s accumulated investment in Beijing Ti Knight is more than RMB6.0 million (US$0.9 million). Hence, as of December 31, 2020, the Group has both a capital commitment and a purchase commitment amounting to RMB4.1 million (US$0.6 million) and RMB6.8 million (US$1.0 million), respectively, but the purchase commitment will be waived under the condition that accumulated investment in Beijing Ti Knight by Shanghai IT is more than RMB6.0 million (US$0.9 million). As of June 30, 2021, the agreements have not been terminated.

In September 2020, the Group entered into a master cooperation and publishing agreement with Voodoo, a French game developer and publisher, to cooperate on the publishing and operations of casual games in mainland China. Pursuant to the master cooperation and publishing agreement and amendment agreement entered in December 2020, the Group obtained exclusive licenses of several games developed by Voodoo. Voodoo granted the Group an exclusive, sub-licensable license to test, perform, market, promote, distribute, reproduce, modify, support and/or otherwise use or exploit such games directly or through authorized contractors in mainland China for a maximum period of three years, commencing upon the upload and distribution of the underlying games on any platform. In consideration for the exclusive license granted to the Group and as a minimum guarantee payment, the Group paid an upfront payment of US$3.0 million in September 2020. Subject to satisfaction of certain game development conditions at the sole discretion of the Group, the Group is to pay an additional US$10.0 million to Voodoo. Since the Group has turned the business focus to blockchain business, as of June 30, 2021, the game development relating to this agreement has been pending.

18.2 Contingencies

In August 2014, Red 5 issued 27,438,952 Series B redeemable convertible preferred shares of Red 5 to a new investor, Oriental Pearl. Due to the stock exchange transaction with L&A in 2016, a 37% share of the SBPS was owned by L&A as of December 31, 2019. Per Articles of Association of Red 5, major holders of SBPS, at any time on or after April 1, 2017 (the “Redemption Election”), can require Red 5 to redeem all, but not less than all, of the outstanding shares of SBPS, as applicable, in three equal annual installments. New Star, a wholly owned subsidiary of the Group, owns 39,766,589 Series A redeemable convertible preferred shares which have similar terms with the Series B redeemable convertible preferred shares. The redemption value of SBPS was US$16.5 million for the first installment, US$18.1 million for the second installment and US$19.9 million for the third installment. Since Red 5 is in a net liability position, the Group does not believe the preferred shareholders will request such redemption. As of the issuance date of these consolidated financial statements, there was no such preferred shareholder requiring Red 5 to redeem the preferred shares. In June 2021, the two directors of Red 5 assigned by New Star tendered their resignation as the directors of Red 5. Also, New Star submitted a letter of renunciation to Red 5 to confirm that New Star will not assign new directors to Red 5 in the future and renounce its right of business control of Red 5. The Group deconsolidated Red 5 from the Group in June 2021 accordingly.

Due to the Group’s failure to repay the convertible notes in a timely manner as stipulated in the previous deed of settlement and its amendments, in May 2020, Splendid Days obtained an injunction order from the Court of First Instance of the Hong Kong Special Administrative Region prohibiting the Group from disposing its assets worldwide up to the value of US$55.5 million and such injunction order was also registered in the High Court of the Republic of Singapore. In May 2020, Splendid Days also commenced an arbitration proceeding in Hong Kong under the rules of the Hong Kong International Arbitration Centre against the Group. The Group entered into a Settlement Deed with Splendid Days and other parties named therein to settle the Convertible Notes. The injunction order against the Group had been discharged. As of June 30, 2021, the arbitration proceeding has not been terminated. The hearing of the arbitration proceeding is still in progress as of the date of this report.